Prepayments, Deposits and Other Assets, Net	6 Months Ended
Jun. 30, 2025
Prepayments, Deposits and Other Assets, Net [Abstract]
Prepayments, deposits and other assets, net

Note 4 — Prepayments, deposits and other assets, net

Prepayments, deposits and other assets, net consisted of the following:

	June 30, 2025	December 31, 2024
Security deposits (1)	$635,929	$631,211
Advances to suppliers	1,726,396	1,659,609
Advances to employees	83,211	129,971
Prepaid expense	561,737	529,751
Antique art pieces (2)	36,970,600	36,970,600
Deferred financing cost	480,000	-
Others	4,188	19,286
Total	40,462,061	39,940,428
Less: Long term portion	(37,554,060)	(37,689,697)
Allowance for credit losses	(558,634)	(548,248)
Prepayments, deposits and other assets – current portion	$2,349,367	$1,702,483

(1)	Security deposits mainly represent contract fulfillment deposits required by customer for specific projects, rent deposits etc.

(2)	On January 5, 2023, the Group received 20 antique art pieces to settle $59,651,975 (RMB411,157,212) from a debt extinguish agreement. On May 1, 2024, the Group settled 7 antique art pieces as a purchase consideration to acquire Hongchuangxin. The fair value of the remaining antique art pieces was $36,970,600 as of June 30, 2025.

Movement of allowance for credit losses is as follows:

	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
Beginning balance	$548,248	$281,694
Provision for credit losses	127,701	9,065,372
Written-off	(127,701)	(8,787,174)
Foreign currency translation adjustments	10,386	(11,644)
Ending balance	$558,634	$548,248